Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000
Previously Paid Amount	0.00
Total Fee Amount	22.96
Total Offset Amount	0.00
Net Fee	22.96
Narrative - Max Aggregate Offering Price	$ 150,000
Final Prospectus	true